Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
28.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

		As of December 31,
	Note	2020	2021
		$	$
ASSETS
Current assets
Prepaid expenses and other current assets		108	-
Amount due from related parties		3,435	41,646

Total current assets		3,543	41,646

Non-current assets
Investments in subsidiaries and Consolidated VIEs		(33,684)	(33,781)

Total non-current assets		(33,684)	(33,781)

Total assets		(30,141)	7,865

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables		11,377	14,733

Total current liabilities		11,377	14,733

Total liabilities		11,377	14,733

Shareholders’ equity (deficit)
Additional paid-in capital		171,560	262,271
Accumulated deficit		(215,175)	(271,040)
Statutory reserve		2,097	1,901

Total shareholders’ equity (deficit)		(41,518)	(6,868)

Total liabilities and shareholders’ equity (deficit)		(30,141)	7,865

Condensed statements of operations

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Operating Expenses
General and administrative expenses	(1,949)	(2,125)	(2,450)

Operating loss	(1,949)	(2,125)	(2,450)

Share of losses of subsidiaries and Consolidated VIEs	(24,010)	(33,965)	(54,152)

Loss before income taxes	(25,959)	(36,090)	(56,602)
Income tax expense	-	-	-

Net loss	(25,959)	(36,090)	(56,602)

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2019	2020	2021
	$	$	$
Net loss	(25,959)	(36,090)	(56,602)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(121)	1,498	507
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss	(26,080)	(34,592)	(56,095)
Comprehensive loss attributable to the Company’s ordinary shareholders	(26,584)	(34,633)	(56,085)

Condensed statements of cash flows

For the years ended December 31,
	2019	2020	2021
	$	$	$
Net cash generated from operating activities	-	-	-
Net cash used in investing activities	-	-	-
Net cash generated from (used in) financing activities	-	-	-

Net increase (decrease) in cash and cash equivalent and restricted cash	-	-	-
Cash and cash equivalent and restricted cash at beginning of the year	-	-	-

Cash and cash equivalent and restricted cash at end of the year	-	-	-

Reconciliation of cash and cash equivalents and restricted cash

Cash and cash equivalents at end of the year	-	-	-
Restricted cash at the end of the year	-	-	-
Total cash and cash equivalents and restricted cash at the end of year	-	-	-

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC Subtopic 323-10, Investment-Equity Method and Joint Ventures, (“ASC 323-10”), and such investments are presented on the balance sheet as “Investment in subsidiaries and Consolidated VIEs” and the share of the subsidiaries’ profit or losses are presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b) Intercompany transactions

The Company had the following related party balances as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	$	$
Amount due from (to) related parties
- Borqs HK	(3,260)	17,472
- Borqs Beijing	6,829	(83)
- Borqs USA	(134)	808
- Borqs International	-	23,449